BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
1
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 96.1%
Basic Materials - 3.1%
350 Air Products and Chemicals, Inc. $ 98,721
350 Packaging Corp. of America 65,957
164,678
Capital Goods / Industrials - 10.0%
900 3M Co. 137,016
400 L3Harris Technologies, Inc. 100,336
80 Parker-Hannifin Corp. 55,878
1,600 RTX Corp. 233,632
526,862
Communication Services - 4.4%
5,400 AT&T, Inc. 156,276
2,100 Comcast Corp., Class A 74,949
231,225
Consumer Discretionary - 7.8%
450 Darden Restaurants, Inc. 98,087
400 Genuine Parts Co. 48,524
1,200 Hasbro, Inc. 88,584
1,800 Kontoor Brands, Inc. 118,746
800 NIKE, Inc., Class B 56,832
410,773
Consumer Staples - 8.7%
770 Diageo PLC, ADR 77,647
650 Ingredion, Inc. 88,153
5,600 Kenvue, Inc. 117,208
1,110 Molson Coors Beverage Co., Class B 53,380
300 PepsiCo., Inc. 39,612
500 The Hershey Co. 82,975
458,975
Energy - 8.6%
700 Chevron Corp. 100,233
1,350 ConocoPhillips 121,149
5,400 Kinder Morgan, Inc. 158,760
650 Phillips 66 77,545
457,687
Financials - 20.4%
850 Air Lease Corp. 49,717
1,100 American International Group, Inc. 94,149
1,100 Brookfield Asset Management, Ltd., Class A 60,808
1,200 Citigroup, Inc. 102,144
560 CME Group, Inc. 154,347
4,300 Corebridge Financial, Inc. 152,650
1,200 MetLife, Inc. 96,504
3,000 Radian Group, Inc. 108,060
2,100 Truist Financial Corp. 90,279
1,500 U.S. Bancorp 67,875
1,300 Wells Fargo & Co. 104,156
1,080,689
Health Care - 13.8%
290 Amgen, Inc. 80,971
400 Cardinal Health, Inc. 67,200
7,600 DENTSPLY SIRONA, Inc. 120,688
2,748 Koninklijke Philips NV, ADR 65,886
2,250 Medtronic PLC 196,132
1,300 Merck & Co., Inc. 102,908
4,000 Pfizer, Inc. 96,960
730,745
Real Estate - 6.0%
6,500 Healthcare Realty Trust, Inc. REIT 103,090
1,104 Realty Income Corp. REIT 63,601
2,600 VICI Properties, Inc. REIT 84,760
2,600 Weyerhaeuser Co. REIT 66,794
318,245
Shares Security Description Value
Technology - 8.8%
1,200 Cisco Systems, Inc. $ 83,256
510 International Business Machines Corp. 150,338
800 NetApp, Inc. 85,240
400 NXP Semiconductors NV 87,396
300 Texas Instruments, Inc. 62,286
468,516
Transportation - 0.9%
200 Union Pacific Corp. 46,016
Utilities - 3.6%
800 American Electric Power Co., Inc. 83,008
1,200 Pinnacle West Capital Corp. 107,364
190,372
Total Common Stock (Cost $3,813,870) 5,084,783
Shares Security Description Value
Money Market Fund - 3.7%
193,922 First American Government Obligations
Fund, Class X, 4.26%
(a)
(Cost $193,922) 193,922
Investments, at value - 99.8% (Cost $4,007,792) $ 5,278,705
Other Assets & Liabilities, Net - 0.2% 11,593
Net Assets - 100.0% $ 5,290,298
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
2
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 5,278,705
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 5,278,705

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
3
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 90.9%
Basic Materials - 4.7%
1,700 Air Products and Chemicals, Inc. $ 479,502
18,300 Graphic Packaging Holding Co. 385,581
1,300 Packaging Corp. of America 244,985
1,110,068
Capital Goods / Industrials - 7.9%
2,300 3M Co. 350,152
61,500 Clarivate PLC
(a)
264,450
1,100 Cummins, Inc. 360,250
11,900 nVent Electric PLC 871,675
1,846,527
Communication Services - 4.6%
2,000 Alphabet, Inc., Class A 352,460
18,200 AT&T, Inc. 526,708
5,500 Comcast Corp., Class A 196,295
1,075,463
Consumer Discretionary - 6.4%
3,000 Genuine Parts Co. 363,930
3,200 Hasbro, Inc. 236,224
11,300 Kontoor Brands, Inc. 745,461
2,000 NIKE, Inc., Class B 142,080
1,487,695
Consumer Staples - 5.1%
33,600 Kenvue, Inc. 703,248
5,000 Mondelez International, Inc., Class A 337,200
1,200 PepsiCo., Inc. 158,448
1,198,896
Energy - 6.0%
5,300 Devon Energy Corp. 168,593
24,400 Kinder Morgan, Inc. 717,360
500 Texas Pacific Land Corp. 528,195
1,414,148
Financials - 21.0%
2,600 American Express Co. 829,348
6,100 American International Group, Inc. 522,099
1,200 Berkshire Hathaway, Inc., Class B
(a)
582,924
4,975 Brookfield Corp. 307,704
1,000 Cboe Global Markets, Inc. 233,210
2,100 CME Group, Inc. 578,802
17,400 Corebridge Financial, Inc. 617,700
2,800 Interactive Brokers Group, Inc. 155,148
5,900 Truist Financial Corp. 253,641
11,350 W R Berkley Corp. 833,884
4,914,460
Health Care - 17.2%
5,800 AstraZeneca PLC, ADR 405,304
25,500 Avantor, Inc.
(a)
343,230
2,700 Becton Dickinson & Co. 465,075
28,600 DENTSPLY SIRONA, Inc. 454,168
7,826 Koninklijke Philips NV, ADR 187,659
1,750 Labcorp Holdings, Inc. 459,393
9,200 Medtronic PLC 801,964
2,800 Merck & Co., Inc. 221,648
500 Regeneron Pharmaceuticals, Inc. 262,500
5,600 Solventum Corp.
(a)
424,704
4,025,645
Real Estate - 4.7%
28,300 Healthcare Realty Trust, Inc. REIT 448,838
5,371 Realty Income Corp. REIT 309,423
12,900 Weyerhaeuser Co. REIT 331,401
1,089,662
Shares Security Description Value
Technology - 10.8%
5,000 Cisco Systems, Inc. $ 346,900
3,500 Coherent Corp.
(a)
312,235
4,200 Corning, Inc. 220,878
5,600 Intel Corp. 125,440
2,400 International Business Machines Corp. 707,472
3,200 NetApp, Inc. 340,960
2,200 NXP Semiconductors NV 480,678
2,534,563
Transportation - 1.5%
1,500 Union Pacific Corp. 345,120
Utilities - 1.0%
2,200 WEC Energy Group, Inc. 229,240
Total Common Stock (Cost $18,313,828) 21,271,487
Shares Security Description Value
Money Market Fund - 10.2%
2,391,263 First American Government Obligations
Fund, Class X, 4.26%
(b)
(Cost $2,391,263) 2,391,263
Investments, at value - 101.1% (Cost $20,705,091) $ 23,662,750
Other Assets & Liabilities, Net - (1.1)% (246,101)
Net Assets - 100.0% $ 23,416,649
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2025.

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
4
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 23,662,750
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 23,662,750